THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK —95.2%

	Shares	Value

AUSTRALIA — 6.5%
Australia & New Zealand Banking Group	66,600	$1,255,078
CSL	8,900	1,647,696
Newcrest Mining	59,200	910,323

		3,813,097

FRANCE — 10.8%
AXA	33,250	1,048,109
BNP Paribas	16,300	1,164,122
Capgemini	11,900	2,662,207
Faurecia	18,550	830,245
Technip Energies *	12,800	196,430
TechnipFMC * (A)	64,000	415,289

		6,316,402

GERMANY — 7.7%
Allianz	7,400	1,898,626
Merck KGaA	11,800	2,574,447

		4,473,073

HONG KONG — 3.1%
New World Development	443,700	1,818,236

ITALY — 3.2%
Intesa Sanpaolo	325,400	962,475
Tenaris	74,000	902,104

		1,864,579

JAPAN — 26.1%
Astellas Pharma	114,550	1,850,784
Daiwa House Industry	38,800	1,133,329
Denso	29,560	2,210,344
KDDI	40,750	1,301,474
Komatsu	57,300	1,420,638
Kubota	74,300	1,600,480
Kuraray	95,400	858,963
Mitsubishi UFJ Financial Group	381,600	2,299,687
Sankyu	40,300	1,460,229
Seven & I Holdings	22,200	1,081,887

		15,217,815

SINGAPORE — 4.2%
DBS Group Holdings	92,450	2,427,341

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THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2022 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SPAIN — 4.6%
Banco Santander	147,230	$515,719
Industria de Diseno Textil	48,050	1,449,508
Red Electrica	37,000	744,182

		2,709,409

SWEDEN — 3.8%
Nordea Bank Abp	96,100	1,136,976
Volvo, Cl B	48,050	1,079,846

		2,216,822

SWITZERLAND — 10.4%
Alcon	23,700	1,816,937
LafargeHolcim	18,550	998,624
Novartis	17,000	1,467,667
Zurich Insurance Group	3,700	1,760,256

		6,043,484

TAIWAN — 1.4%
Hon Hai Precision Industry	221,900	815,781

UNITED KINGDOM — 13.4%
Diageo	48,050	2,412,215
Glencore	166,250	863,317
National Express Group	351,250	1,190,698
Shell	33,250	841,611
Standard Chartered	185,000	1,338,936
WPP	74,000	1,154,014

		7,800,791

TOTAL COMMON STOCK
(Cost $32,331,202)		55,516,830

SHORT-TERM INVESTMENT — 4.1%

First American Government Obligations Fund, Cl X, 0.030% (B)
(C)
(Cost $2,377,629)	2,377,629	2,377,629

TOTAL INVESTMENTS — 99.3%
(Cost $34,708,831)		$57,894,459

Percentages are based on Net Assets of $58,293,844.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2022. The total value of securities on loan at January 31, 2022 was $415,289.

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THE ADVISORS’ INNER CIRCLE FUND	McKEE INTERNATIONAL EQUITY PORTFOLIO JANUARY 31, 2022 (Unaudited)

(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2022 was $2,377,629.
(C)	Rate shown is the 7-day effective yield as of January 31, 2022.

Cl — Class

The following is a list of inputs used as of January 31, 2022 in valuing the Fund’s investments and other financial instruments carried at market value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$—	$3,813,097	$—	$3,813,097
France	—	6,316,402	—	6,316,402
Germany	—	4,473,073	—	4,473,073
Hong Kong	—	1,818,236	—	1,818,236
Italy	—	1,864,579	—	1,864,579
Japan	—	15,217,815	—	15,217,815
Singapore	—	2,427,341	—	2,427,341
Spain	—	2,709,409	—	2,709,409
Sweden	—	2,216,822	—	2,216,822
Switzerland	—	6,043,484	—	6,043,484
Taiwan	—	815,781	—	815,781
United Kingdom	841,611	6,959,180	—	7,800,791

Total Common Stock	841,611	54,675,219	—	55,516,830

Short-Term Investment	2,377,629	—	—	2,377,629

Total Investments in Securities	$3,219,240	$54,675,219	$—	$57,894,459

For the period ended January 31, 2022, there were no transfers in or out of Level 3.

For Information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financials statements.

CSM-QH-001-3700

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